Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Deferred tax assets
Research tax credit carryforwards			$ 1,974	$ 624
License, manufacturing access fees and other intangibles			2,053	1,192
Inventories			2,824	3,618
Deferred revenue			1,438	1,114
Deferred compensation			2,316	2,384
Stock-based compensation	31,437	23,826	25,060	23,472
Accrued vacation			2,387	2,194
Unrealized loss on marketable securities			14,587
Net operating loss carryforwards	47,472	56,641	10,263	9,968
Capital losses	46,750
Nondeductible accruals	22,198	17,767
Nondeductible reserves	10,346	8,400
Research and other credits	11,392	13,207
Convertible notes issuance costs	811	1,283
Nonqualified deferred compensation plan	12,007	7,324
Other	3,000	4,267	1,590	968
Deferred tax assets, gross	185,413	132,715	64,492	45,534
Less: valuation allowance	(64,337)	(13,930)	(20,735)	(7,837)
Deferred tax assets, net	121,076	118,785	43,757	37,697
Deferred tax liabilities
Purchased intangibles			(42,155)	(45,693)
Capitalized costs expensed for tax			(7,059)	(6,048)
Property, plant and equipment			(3,976)	(2,680)
Unrealized gains on marketable securities			(466)	845
Total deferred tax liabilities	(1,880,946)	(1,036,604)	(53,656)	(53,576)
Deferred tax liabilities
Depreciation and amortization	(1,635,043)	(771,504)
Debt discounts and deferrals	(209,011)	(258,593)
Fair value adjustments to current assets and liabilities	(28,413)
Investment in subsidiary	(8,479)	(6,507)
Deferred tax liabilities, net	(1,880,946)	(1,036,604)	(53,656)	(53,576)
Net deferred tax liabilities	$ (1,759,870)	$ (917,819)	$ (9,899)	$ (15,879)